Total revenue and income (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disaggregation of revenue by major service lines
Revenue from contracts with customers derives mostly from services rendered and fees charged at daily transactions from customers, therefore mostly recognized at a point in time. Disaggregation of revenue by major service lines are as follows:

	2022	2021	2020

Major service lines
Brokerage commission	2,102,878	2,465,217	2,139,985
Securities placement	1,631,399	1,917,403	1,429,824
Management fees	1,580,770	1,489,736	1,224,125
Insurance brokerage fee	153,230	133,070	112,802
Educational services	27,371	71,295	118,272
Commissions Fees	563,987	192,923	90,804
Other services	449,121	532,035	386,780
Gross revenue from services rendered	6,508,756	6,801,679	5,502,592
(-) Sales taxes and contributions on revenue (i)	(568,300)	(605,214)	(486,104)
Net revenue from services rendered	5,940,456	6,196,465	5,016,488

(i)Mostly related to taxes on services (ISS) and contributions on revenue (PIS and COFINS).

Summary of net income from financial instruments

	2022	2021	2020

Net Income of financial instruments at fair value through profit or loss	6,326,080	7,555,132	3,020,698
Net Income of financial instruments measured at amortized cost and at fair value through other comprehensive income	1,201,253	(1,558,060)	188,196
(-) Taxes and contributions on financial income	(120,399)	(116,425)	(73,777)
	7,406,934	5,880,647	3,135,117

Summary of disaggregation by geographic location
Breakdown of total net revenue and income and selected assets by geographic location:

	2022	2021	2020

Brazil	12,855,909	11,723,976	7,454,304
United States	449,447	332,046	655,817
Europe	42,034	21,090	41,484
Total Revenue and Income	13,347,390	12,077,112	8,151,605

	2022	2021

Brazil	8,649,964	7,698,115
United States	488,158	106,736
Europe	49,496	1,746
Selected assets (i)	9,187,618	7,806,597

(i)Selected assets are total assets of the Group, less: cash, financial assets and deferred tax assets, which are presented by geographic location.